Income Tax (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Operating Loss Carryforwards [Line Items]
Effective tax rate (as a percent)	11.00%	14.00%
Federal statutory income tax rate (percent)	35.00%
Net discrete tax benefit	$ 1.8	$ 4.5